Intangible Assets, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, net
Impairment charges	¥ 0		¥ 0	¥ 0
Estimated amortization expenses for year one	15,696
Estimated amortization expenses for year two	12,160
Estimated amortization expenses for year three	11,437
Estimated amortization expenses for year four	9,074
Estimated amortization expenses for year five	4,232
Cost of revenues
Intangible Assets, net
Finite lived intangible assets amortization expense	¥ 17,192	$ 2,355	¥ 20,430	¥ 21,094